SUBSIDIARIES - Schedule Of Summarized Financial Information Before Intra-Group Eliminations (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021
Disclosure of subsidiaries [line items]
Non-controlling interests	$ (141,891)	$ (134,741)
Revenue	92,769	75,731
Net income (loss) attributable to:
Non-controlling interests	3,139	8,422
Shareholders	2,056	3,966
Net income	5,195	12,388
Other comprehensive income (loss) attributable to:
Non-controlling interests	3,292
Shareholders	(263)
Other comprehensive income	3,029	5,234
BEP
Disclosure of subsidiaries [line items]
Current assets	4,183	2,889
Non-current assets	59,928	52,978
Current liabilities	(4,943)	(3,222)
Non-current liabilities	(32,882)	(28,649)
Revenue	4,711	4,096
Net income (loss) attributable to:
Shareholders	(189)	(217)
Net income	138	(66)
Other comprehensive income (loss) attributable to:
Shareholders	622	931
Other comprehensive income	2,490	2,766
BIP
Disclosure of subsidiaries [line items]
Current assets	6,686	4,896
Non-current assets	66,283	69,065
Current liabilities	(8,377)	(8,661)
Non-current liabilities	(39,038)	(38,909)
Revenue	14,427	11,537
Net income (loss) attributable to:
Shareholders	25	230
Net income	1,375	2,719
Other comprehensive income (loss) attributable to:
Shareholders	109	63
Other comprehensive income	148	260
BBU
Disclosure of subsidiaries [line items]
Current assets	18,312	15,418
Non-current assets	71,186	48,801
Current liabilities	(16,954)	(13,912)
Non-current liabilities	(54,079)	(37,307)
Revenue	57,545	46,587
Net income (loss) attributable to:
Shareholders	80	307
Net income	355	2,153
Other comprehensive income (loss) attributable to:
Shareholders	(97)	65
Other comprehensive income	(394)	283
BPG [Member]
Disclosure of subsidiaries [line items]
Current assets	15,626	25,866
Non-current assets	162,198	143,383
Current liabilities	(41,653)	(35,006)
Non-current liabilities	(74,982)	(72,163)
Revenue	13,835	12,314
Net income (loss) attributable to:
Shareholders	496	1,927
Net income	3,135	5,763
Other comprehensive income (loss) attributable to:
Shareholders	13	451
Other comprehensive income	369	1,308
Brookfield Asset Management ULC (BAM)
Disclosure of subsidiaries [line items]
Current assets	5,690	0
Non-current assets	6,820	0
Current liabilities	(2,093)	0
Non-current liabilities	(915)	0
Revenue	3,375	0
Net income (loss) attributable to:
Shareholders	2,276	0
Net income	2,718	0
Other comprehensive income (loss) attributable to:
Shareholders	(24)	0
Other comprehensive income	(32)	0
Non-controlling interests
Disclosure of subsidiaries [line items]
Non-controlling interests	(98,138)	(88,386)
Net income (loss) attributable to:
Non-controlling interests	3,139	8,422
Other comprehensive income (loss) attributable to:
Non-controlling interests	3,292	3,390
Non-controlling interests | BEP
Disclosure of subsidiaries [line items]
Non-controlling interests	(21,651)	(19,355)
Net income (loss) attributable to:
Non-controlling interests	327	151
Other comprehensive income (loss) attributable to:
Non-controlling interests	1,868	1,835
Non-controlling interests | BIP
Disclosure of subsidiaries [line items]
Non-controlling interests	(23,030)	(23,695)
Net income (loss) attributable to:
Non-controlling interests	1,350	2,489
Other comprehensive income (loss) attributable to:
Non-controlling interests	39	197
Non-controlling interests | BBU
Disclosure of subsidiaries [line items]
Non-controlling interests	(16,026)	(10,197)
Net income (loss) attributable to:
Non-controlling interests	275	1,846
Other comprehensive income (loss) attributable to:
Non-controlling interests	(297)	218
Non-controlling interests | BPG [Member]
Disclosure of subsidiaries [line items]
Non-controlling interests	(29,321)	(28,115)
Net income (loss) attributable to:
Non-controlling interests	2,639	3,836
Other comprehensive income (loss) attributable to:
Non-controlling interests	356	857
Non-controlling interests | Brookfield Asset Management ULC (BAM)
Disclosure of subsidiaries [line items]
Non-controlling interests	(2,377)	0
Net income (loss) attributable to:
Non-controlling interests	442	0
Other comprehensive income (loss) attributable to:
Non-controlling interests	(8)	0
Equity attributable to Brookfield | BEP
Disclosure of subsidiaries [line items]
Non-controlling interests	(4,635)	(4,641)
Equity attributable to Brookfield | BIP
Disclosure of subsidiaries [line items]
Non-controlling interests	(2,524)	(2,696)
Equity attributable to Brookfield | BBU
Disclosure of subsidiaries [line items]
Non-controlling interests	(2,439)	(2,803)
Equity attributable to Brookfield | BPG [Member]
Disclosure of subsidiaries [line items]
Non-controlling interests	(31,868)	(33,965)
Equity attributable to Brookfield | Brookfield Asset Management ULC (BAM)
Disclosure of subsidiaries [line items]
Non-controlling interests	$ (7,125)	$ 0